Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Ascend (Detail) (Ascend, USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2010	Oct. 07, 2010	Oct. 07, 2010 Customer base	Oct. 07, 2010 Contract backlog	Oct. 07, 2010 Trademark
Business Acquisition [Line Items]
Cash		$ 312
Current assets		1,675
Current liabilities		(1,344)
Non-current assets		74
Intangible assets acquired			854	190	4
Goodwill		1,801
Deferred tax liabilities		(377)
Total consideration	$ 3,189	$ 3,189
Estimated useful lives			4 years 3 months 18 days	3 months 18 days	4 years 4 months 24 days